Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14. FAIR VALUE MEASUREMENTS

The Company has no assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022. There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2023 and 2022. Liabilities measured at fair value on a recurring basis as of December 31, 2023, are summarized as follows:

in thousands	Level 1	Level 2	Level 3	Total
Derivative liability related to fair value of beneficial conversion feature	$—	$—	$37	$37
Total	$—	$—	$37	$37

The following table details the roll-forward of the Level 3 liabilities during the year ended December 31, 2023:

in thousands	Total
Balance at January 1, 2023	$—
Fair value of derivative liability at issuance	(14)
Change in fair value of derivative liabilities	(23)
Balance at December 31, 2023	$(37)

As of December 31, 2023, the beneficial conversion feature within the Yorkville SEPA is treated as an embedded derivative liability and changes in the fair value were recognized in the change in fair value of warrant and derivative liabilities in the consolidated statements of operations. The embedded derivative liability was valued at each of the respective issuance dates (November 15, 2023 and December 11, 2023) and at year-end using the following market based inputs:

in thousands	At Issuance	December 31, 2023
Price of Common Stock	$2.48 - $6.83	$2.27
Volatility	30% - 40%	40%
Market Risk Spread:	12.60% - 12.82%	12.37%
Expected Term (in years)	1.31 - 1.38	1.25